INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

5. INVENTORIES

Inventories consisted of the following at March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Raw material	$127,896	$62,462
Work in process	2,895	15,315
Finished goods-health supplements	100,772	521
Drugs, pharmaceutical and nutritional products	469,757	412,129
Food and beverage, hotel supplies and consumables	74,294	82,646
Total	$775,614	$573,073
Less: reserve for inventory	92,579	73,821
Total inventories, net	$683,035	$499,252

5. INVENTORIES

Inventories consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Raw material	$62,462	$-
Work in process	15,315	-
Finished goods-health supplements	521	6,201
Drugs, pharmaceutical and nutritional products	412,129	122,966
Food and beverage, hotel supplies and consumables	82,646	104,287
Total	$573,073	$233,454
Less: reserve for inventory	73,821	-
Total inventories, net	$499,252	$233,454